Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016 shares	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 USD ($)	Apr. 05, 2018 shares	Dec. 31, 2017 USD ($)	Mar. 30, 2017 shares	Dec. 31, 2016 USD ($)	Oct. 31, 2016 MXN ($)	Mar. 31, 2016 shares	Mar. 15, 2011 shares
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments		$ 692.0	$ 38,000,000	$ 161.0	$ 9,000,000	$ 317.0	$ 17,000,000
Increase (decrease) through conversion of convertible instruments, equity				5,729.0
Call capped transaction subject to antidilution adjustments, Shares | shares									750,000,000		258,000,000			297,000,000
Capped call options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value				725.0						$ 37,000,000		$ 44,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares	71,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares						8.57	8.57
Amount received by CEMEX										103,000,000
Percentage amendment of notional amount	58.30%
Mandatory Convertible Securities 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) through conversion of convertible instruments, equity		20.0	1,000,000	393.0	20,000,000
Financial assets at fair value through profit or loss, mandatorily measured at fair value		391.0		359.0		$ (545.0)		$ 20,000,000		19,000,000		(29,000,000)
American Depositary Shares Maturing on March 2018 [Member] | Capped call options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value						$ 818.0
Call capped transaction subject to antidilution adjustments, Shares | shares															80,000,000
Call capped transaction subject to antidilution adjustments, Shares | shares						5.27	5.27
Aggregate premium, Amount							$ 104,000,000
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		2,398.0		1,415.0				122,000,000		72,000,000
Financial liabilities at estimated fair value		275.0		394.0				14,000,000		20,000,000
Gain (loss) due to changes in estimated fair value		(697.0)	(35,000,000)	76.0	4,000,000	$ 311.0	15,000,000
Net Investment Hedges [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)		$ (1,157.0)	$ (59,000,000)	110.0	$ 6,000,000
Average contract life of foreign exchange forward program		1 year	1 year
Net Investment Hedges [member] | Top of range [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount								1,250,000,000		1,250,000,000
Equity Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount													$ 59.5
Financial assets at fair value through profit or loss		$ 436.0		$ (463.0)		30.0		25,000,000		(24,000,000)		2,000,000
Derivative contracts maturity date		2020-03	2020-03	2019-03	2019-03
Forward contract to be settled in shares | shares		20,900,000	20,900,000	31,500,000	31,500,000
Forward contract settled in cash | shares		10,600,000	10,600,000
Interest Rate Swap Contract [Member] | Electric Energy [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount								126,000,000		137,000,000
Financial assets at fair value through profit or loss		$ 114.0		$ 114.0		112.0		6,000,000		6,000,000		$ 6,000,000
Derivative contracts maturity date		2022-09	2022-09
Financial assets at estimated fair value		$ 216.0		314.0				$ 11,000,000		$ 16,000,000
Borrowings, interest rate		5.40%						5.40%
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount								$ 1,000,000,000
Derivative contracts maturity date		2023-06	2023-06
Financial liabilities at estimated fair value		$ 373.0						$ 19,000,000
Gain (loss) due to changes in estimated fair value		364.0	$ 19,000,000
Foreign exchange forwards related to forecasted transactions [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss		$ 21.0	$ 1,000,000	$ 337.0	$ 17,000,000
Net foreign exchange gain						$ 186.0	$ 10,000,000